Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

October 31, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust
(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A (the “Current Amendment”). The Current Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new series of the Trust, the FlexShares® Global Quality Real Estate Index Fund (the “Fund”).

We are requesting selective review of the Current Amendment pursuant to Release No. 33-6510, on the basis that the staff has previously recently reviewed the Trust’s prospectus and statement of additional information for the Fund, which were included in Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act filed with the Securities and Exchange Commission on September 9, 2013 (the “Prior Amendment”).

The principal disclosure differences between the Prior Amendment and the Current Amendment are:

•	Information about the Fund’s fees and expenses has been added.

•	Creation Unit information, including information about size of a Creation Unit, the approximate initial value of one Creation Unit, and standard and maximum additional creation and redemption transaction fees, has been added.

•	Registrant’s responses to comments received from Securities and Exchange Commission examiner Houghton R. Hallock via teleconference on October 25, 2013 are incorporated in the Current Amendment.

Please be advised that the Trust intends to request the acceleration of the Current Amendment to on or about November 4, 2013. The Trust intends to separately submit a specific request for acceleration.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1167, or in my absence, Diana E. McCarthy at (215) 988-1146.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Peter K. Ewing

Craig R. Carberry

Diana E. McCarthy